WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.1%
Education - 10.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$824,163
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	98,086
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	97,498
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	106,847
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	96,691
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	339,393
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	308,832	(a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	413,809
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	515,585
New York State Dormitory Authority Revenue:
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,898,825
Non-State Supported Debt SD Program, AGM, State Aid Withholding	5.000%	10/1/35	5,000,000	5,802,469
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/30	1,995,000	2,191,585
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,113,547
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	984,507

Total Education				15,791,837

Health Care - 4.8%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	750,000	828,614
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	467,377

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	$5,000,000	$5,118,652	(b)(c)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,017,794

Total Health Care				7,432,437

Housing - 1.8%
New York City, NY, HDC Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.450%	8/1/43	2,770,000	2,811,292

Industrial Revenue - 2.3%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	200,000	200,094	(a)(d)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,076,870
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	558,938	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	517,544	(d)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,237,787	(a)

Total Industrial Revenue				3,591,233

Local General Obligation - 8.3%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	5,250,000	5,743,218
New York City, NY, GO:
Series 1	5.000%	8/1/35	1,000,000	1,175,663
Subseries B-1	5.250%	10/1/43	1,500,000	1,688,696
Subseries F-1, Refunding	5.000%	8/1/35	2,000,000	2,351,327
Suffolk County, NY, GO, Series A, Refunding	5.000%	6/15/34	1,720,000	1,991,532

Total Local General Obligation				12,950,436

Power - 2.9%
Long Island, NY, Power Authority Electric System Revenue:
Series B,	1.650%	9/1/24	1,750,000	1,728,471	(b)(c)

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Series B, Refunding	0.850%	9/1/25	$2,500,000	$2,387,179	(b)(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	215,000	56,975	*(e)
Series A	5.050%	7/1/42	70,000	18,550	*(e)
Series DDD, Refunding	—	7/1/21	370,000	97,125	*(f)
Series TT	5.000%	7/1/37	450,000	119,250	*(e)
Series XX	5.250%	7/1/40	215,000	56,975	*(e)
Series ZZ, Refunding	—	7/1/18	100,000	26,250	*(f)

Total Power				4,490,775

Pre-Refunded/Escrowed to Maturity - 3.4%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	603,055	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,005,092	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	402,037	(g)
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, AGM	5.000%	10/1/30	5,000	5,511	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	251,273	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	502,546	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	502,546	(g)
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	255,447	(g)
Series A	5.000%	4/1/32	700,000	715,252	(g)
Series A	5.000%	4/1/34	1,040,000	1,062,661	(g)

Total Pre-Refunded/Escrowed to Maturity				5,305,420

Solid Waste/Resource Recovery - 1.1%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	632,844	(d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,045,133	(d)

Total Solid Waste/Resource Recovery				1,677,977

Special Tax Obligation - 18.7%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,177,591
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-1	5.000%	5/1/44	4,000,000	4,460,918

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/31	$3,925,000	$2,934,636
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	3,515,000	3,739,194
Group C, Series A	5.000%	3/15/42	3,060,000	3,174,660
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D, Refunding	5.000%	2/15/41	4,000,000	4,365,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	186,203
Restructured, Series A-1	4.550%	7/1/40	40,000	40,310
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,600,915
Restructured, Series A-2	4.329%	7/1/40	70,000	69,680
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,279,846
Triborough Bridge & Tunnel Authority, NY, Revenue:
Sales Tax-MTA Bridges & Tunnels, Series A	4.000%	5/15/48	3,000,000	2,926,275
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	1,000,000	1,090,414

Total Special Tax Obligation				29,045,922

State General Obligation - 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	1,525	1,505
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	7,795
Restructured, Series A-1	5.375%	7/1/25	10,466	10,626
Restructured, Series A-1	5.625%	7/1/27	10,372	10,957
Restructured, Series A-1	5.625%	7/1/29	10,203	11,067
Restructured, Series A-1	5.750%	7/1/31	9,910	11,068
Restructured, Series A-1	4.000%	7/1/33	9,398	9,232
Restructured, Series A-1	4.000%	7/1/35	228,447	221,743
Restructured, Series A-1	4.000%	7/1/37	685,000	654,230
Restructured, Series A-1	4.000%	7/1/41	104,857	97,395
Restructured, Series A-1	4.000%	7/1/46	10,251	9,265
Subseries CW	0.000%	11/1/43	41,550	24,359	(c)

Total State General Obligation				1,069,242

Transportation - 31.6%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,307,747

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	$1,000,000	$1,053,488
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	374,559
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,054,434
Series A-2	5.000%	5/15/30	1,250,000	1,361,174	(b)(c)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,038,164
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	719,508
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	1,899,316
Series L, Refunding	5.000%	1/1/32	1,250,000	1,355,110
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,240,868	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,272,280	(d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,250,000	1,376,836	(d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/44	1,000,000	1,099,881	(d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	500,000	525,002	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/25	1,120,000	1,141,924	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,668,882
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,014,033	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	5,963,771	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	8,118,102	(d)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,364,086	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,000,000	3,216,676	(h)

Total Transportation				49,165,841

Water & Sewer - 7.4%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	918,559

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Series A, Refunding	5.000%	7/1/27	$1,000,000	$1,020,360
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	2,000,000	2,013,352
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/47	3,000,000	3,005,579
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	2,500,000	2,573,774
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	504,823	(a)
Western Nassau County, NY, Water Authority, Water System Revenue:
Green Bonds, Series A	4.000%	4/1/41	450,000	457,158
Green Bonds, Series A	4.000%	4/1/46	1,000,000	1,002,796

Total Water & Sewer				11,496,401

TOTAL MUNICIPAL BONDS (Cost - $145,759,424)				144,828,813

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(i) - 2.1%
Leasing - 1.1%
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,500,000	1,660,090

Water & Sewer - 1.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,435,000	1,578,668

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $3,016,232)				3,238,758

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $148,775,656)				148,067,571

SHORT-TERM INVESTMENTS - 4.6%
MUNICIPAL BONDS - 4.6%
Education - 0.4%
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	3.300%	7/1/32	600,000	600,000	(j)(k)

General Obligations - 1.4%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.650%	8/1/40	1,300,000	1,300,000	(j)(k)

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligations - (continued)
Subseries E-5, LOC - TD Bank N.A.	3.650%	3/1/48	$400,000	$400,000	(j)(k)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.650%	4/1/36	550,000	550,000	(j)(k)

Total General Obligations				2,250,000

Housing: Multi-Family - 0.3%
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	3.300%	11/1/60	500,000	500,000	(j)(k)

State General Obligation - 1.1%
New York City, NY, GO:
Subseries A-3, SPA - Bank of Montreal	3.650%	9/1/49	1,300,000	1,300,000	(j)(k)
Subseries F-6, SPA - JPMorgan Chase & Co.	3.750%	6/1/44	400,000	400,000	(j)(k)

Total State General Obligation				1,700,000

Water & Sewer - 1.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.650%	6/15/33	955,000	955,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.650%	6/15/49	400,000	400,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.650%	6/15/48	800,000	800,000	(j)(k)

Total Water & Sewer				2,155,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,205,000)				7,205,000

TOTAL INVESTMENTS - 99.8% (Cost - $155,980,656)				155,272,571
TOB Floating Rate Notes - (1.1)%				(1,705,000)
Other Assets in Excess of Other Liabilities - 1.3%				2,009,247

TOTAL NET ASSETS - 100.0%				$155,576,818

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of February 29, 2024.

(f)	The maturity principal is currently in default as of February 29, 2024.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HUD	— Housing & Urban Development
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SD	— School District
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	58	6/24	$6,894,789	$6,916,500	$21,711

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10	Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report	11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$144,828,813	—	$144,828,813
Municipal Bonds Deposited in Tender Option Bond Trusts	—	3,238,758	—	3,238,758

Total Long-Term Investments	—	148,067,571	—	148,067,571

Short-Term Investments†	—	7,205,000	—	7,205,000

Total Investments	—	$155,272,571	—	$155,272,571

Other Financial Instruments:
Futures Contracts††	$21,711	—	—	$21,711

Total	$21,711	$155,272,571	—	$155,294,282

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

12	Western Asset Intermediate Maturity New York Municipals Fund 2024 Quarterly Report